Unsecured Borrowings (Schedule Of Unsecured Debt Redemption Prices) (Details) (Unsecured Debt [Member])	12 Months Ended
Dec. 31, 2013
Debt Instrument, Redemption [Line Items]
Redemption price	106.75%
2016 [Member]
Debt Instrument, Redemption [Line Items]
Redemption price	105.063%
2017 [Member]
Debt Instrument, Redemption [Line Items]
Redemption price	103.375%
2018 [Member]
Debt Instrument, Redemption [Line Items]
Redemption price	101.688%
2019 and thereafter [Member]
Debt Instrument, Redemption [Line Items]
Redemption price	100.00%